CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - UNAUDITED - USD ($)	Common Stock	Additional Paid-in Capital	Capital Redemption Reserve.	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Shareholders' Equity at Dec. 31, 2020	$ 384,733	$ 139,734,651	$ 52,193,811	$ (648,065)	$ (182,280,811)	$ 9,384,319
Shareholders' Equity (in shares) at Dec. 31, 2020	3,847,331,923
Stock-based compensation		84,892				84,892
Comprehensive loss				306,097	(5,838,501)	(5,532,404)
Shareholders' Equity at Mar. 31, 2021	$ 384,733	139,819,543	52,193,811	(341,968)	(188,119,312)	3,936,807
Shareholders' Equity (in shares) at Mar. 31, 2021	3,847,331,923
Shareholders' Equity at Dec. 31, 2020	$ 384,733	139,734,651	52,193,811	(648,065)	(182,280,811)	9,384,319
Shareholders' Equity (in shares) at Dec. 31, 2020	3,847,331,923
Comprehensive loss						(9,956,857)
Shareholders' Equity at Jun. 30, 2021	$ 396,498	141,883,409	52,193,811	(420,086)	(192,465,647)	1,587,985
Shareholders' Equity (in shares) at Jun. 30, 2021	3,964,979,023
Shareholders' Equity at Mar. 31, 2021	$ 384,733	139,819,543	52,193,811	(341,968)	(188,119,312)	3,936,807
Shareholders' Equity (in shares) at Mar. 31, 2021	3,847,331,923
Stock-based compensation		82,102				82,102
Issuance of share capital related to financing, net of issuance costs	$ 11,765	1,981,764				1,993,529
Issuance of share capital related to financing, net of issuance costs (in shares)	117,647,100
Comprehensive loss				(78,118)	(4,346,335)	(4,424,453)
Shareholders' Equity at Jun. 30, 2021	$ 396,498	141,883,409	52,193,811	(420,086)	(192,465,647)	1,587,985
Shareholders' Equity (in shares) at Jun. 30, 2021	3,964,979,023
Shareholders' Equity at Dec. 31, 2021	$ 475,973	153,130,813	52,193,811	(540,967)	(199,705,048)	5,554,582
Shareholders' Equity (in shares) at Dec. 31, 2021	4,759,731,923
Stock-based compensation		98,836				98,836
Issuance of share capital related to financing, net of issuance costs	$ 117,519	13,368,950				13,486,469
Issuance of share capital related to financing, net of issuance costs (in shares)	1,175,185,200
Comprehensive loss				(32,350)	(5,176,395)	(5,208,745)
Shareholders' Equity at Mar. 31, 2022	$ 593,492	166,598,599	52,193,811	(573,317)	(204,881,443)	13,931,142
Shareholders' Equity (in shares) at Mar. 31, 2022	5,934,917,123
Shareholders' Equity at Dec. 31, 2021	$ 475,973	153,130,813	52,193,811	(540,967)	(199,705,048)	5,554,582
Shareholders' Equity (in shares) at Dec. 31, 2021	4,759,731,923
Comprehensive loss						(10,936,963)
Shareholders' Equity at Jun. 30, 2022	$ 593,492	166,721,455	52,193,811	(621,557)	(210,561,421)	8,325,780
Shareholders' Equity (in shares) at Jun. 30, 2022	5,934,917,123
Shareholders' Equity at Mar. 31, 2022	$ 593,492	166,598,599	52,193,811	(573,317)	(204,881,443)	13,931,142
Shareholders' Equity (in shares) at Mar. 31, 2022	5,934,917,123
Stock-based compensation		122,856				122,856
Comprehensive loss				(48,240)	(5,679,978)	(5,728,218)
Shareholders' Equity at Jun. 30, 2022	$ 593,492	$ 166,721,455	$ 52,193,811	$ (621,557)	$ (210,561,421)	$ 8,325,780
Shareholders' Equity (in shares) at Jun. 30, 2022	5,934,917,123